FUND PROFILE

                              International Growth

                                 INVESTOR CLASS

                                January 15, 1999

                         [american century logo(reg.sm)]
                                    American
                                     Century


--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                            TWENTIETH CENTURY GROUP


                         AMERICAN CENTURY INVESTMENTS
                             INTERNATIONAL GROWTH

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        International Growth seeks capital growth by investing primarily in foreign equity securities. International Growth invests primarily in securities of issuers in developed countries.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for securities of international companies that they believe will increase in value over time. The fund managers use a growth investment strategy developed by American Century that looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

        The fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. International
     Growth will have at least 65% of its assets invested at all times in international equity securities.

        In addition to locating strong companies with accelerating earnings, the fund managers believe that the diversification of the fund's holdings across different countries and geographical regions is important in trying to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

        Additional information about International Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING INTERNATIONAL GROWTH IN THE FUND?

     * The value of International Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

     * As with all funds, at any given time the value of your shares of International Growth may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     * International Growth invests primarily in foreign securities, which generally involves greater risks than investing in U.S. securities. These risks are summarized below:

     Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of International Growth is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

     Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and exert forces that could cause the value of the fund's investments to decrease. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.


INTERNATIONAL GROWTH                                AMERICAN CENTURY INVESTMENTS


     Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

     Availability of Information. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing, and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

        In summary, International Growth is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy. An investment in the fund is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of International Growth's Investor Class shares for each calendar year since the fund's inception on May 9, 1991. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
     CALENDAR YEAR-BY-YEAR RETURNS
                           1998    1997   1996  1995    1994   1993  1992
     International Growth  19.01  19.72  14.43  11.89  -4.76  42.65  4.84

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that International Growth is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]
     Highest and Lowest Quarterly Returns
               Quarter Ended 12/31/93      18.32%
               Quarter Ended  9/30/98     -17.94%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                      1         5       LIFE OF
                                     YEAR      YEARS     FUND
     ---------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
     ---------------------------------------------------------------------
     International Growth           19.01%    11.68%    14.74%
     MSCI EAFE Index                20.00%     9.19%     8.44%
                                                        (index as of 5/31/91)

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


FUND PROFILE                                               INTERNATIONAL GROWTH


     ---------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     ---------------------------------------------------------------------
     Management Fee                              1.37%(1)
     Distribution and Service (12b-1) Fees       None
     Other Expenses(2)                           0.00%
     Total Annual Fund Operating Expenses        1.37%(1)

        (1)Based upon assets as of November 30, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

              Assuming you . . .
              *   invest $10,000 in the fund
              *   redeem your shares at the end of the periods shown below
              *   earn a 5% return each year
              *   incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

                1 year       3 years     5 years      10 years
                 $139         $432        $746          $1,636

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the International Growth team are identified below:

        HENRIK STRABO, Senior Vice President and Portfolio Manager, has been a member of the team that manages International Growth since April 1994. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

        MARK S. KOPINSKI, Vice President and Portfolio Manager, has been a member of the team that manages International Growth since rejoining American Century in April 1997. Before rejoining American Century, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. Prior to 1995, he served as Vice President and Portfolio Manager of American Century. He has a bachelor's degree in business administration from the University of Illinois.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in the fund for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        International Growth pays distributions of substantially all of its income once a year, usually in December. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Fund shareholders also may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. Distributions are reinvested automatically in additional shares unless you choose another option.


INTERNATIONAL GROWTH                               AMERICAN CENTURY INVESTMENTS


9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *  telephone transactions
     *  wire and electronic funds transfers
     *  24-hour Automated Information Line transactions
     *  24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.


FUND PROFILE                                               INTERNATIONAL GROWTH


--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS;
ENDOWMENTS; KEOGH; SEP-, SARSEP- AND
SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

SH-PRF-14840   9901                                     Funds Distributor, Inc.

                                  FUND PROFILE

                                  International
                                    Discovery

                                 INVESTOR CLASS

                                January 15, 1999

                         [american century logo(reg.sm)]
                                    American
                                     Century


--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                            TWENTIETH CENTURY GROUP


                         AMERICAN CENTURY INVESTMENTS
                            INTERNATIONAL DISCOVERY

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        International Discovery seeks capital growth by investing primarily in equity securities of smaller foreign companies. These smaller companies have a market capitalization (the number of shares times the share price) at the time of investment of less than $1.5 billion or will have less than $500 million in freely tradable securities.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for securities of international companies that they believe will increase in value over time. The fund managers use a growth investment strategy developed by American Century that looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

        The fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

        In addition to locating strong companies with accelerating earnings, the fund managers believe that the diversification of the fund's holdings across different countries and geographical regions is important in trying to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

        Additional information about International Discovery's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

     * The value of International Discovery's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

     * As with all funds, at any given time the value of your shares of International Discovery may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     * International Discovery invests primarily in smaller foreign issuers. Investing in smaller foreign issuers is much riskier than investing in U.S. companies or even investing in foreign securities generally. Smaller companies may have limited resources, trade less frequently, and have less publicly available information. Smaller companies in emerging markets also may be subject to government and economic instability, the effect of which can be magnified by the country's financial markets. Each of these potential factors may cause the fund's investments to be extremely volatile and could result in significant losses to the fund.

     * In addition to the risks of investing in smaller foreign companies, there are many risks associated with foreign investing generally. These risks are summarized below:

     Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of International Discovery is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.


INTERNATIONAL DISCOVERY                             AMERICAN CENTURY INVESTMENTS


     Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and exert forces that could cause the value of the fund's investments to decrease. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

     Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

     Availability of Information. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing, and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

        In summary, International Discovery is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk of investing in smaller foreign companies. An investment in the fund is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of International Discovery's Investor Class shares for each calendar year since the fund's inception on April 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
     CALENDAR YEAR-BY-YEAR RETURNS
                               1998   1997   1996  1995
     International Discovery  17.86  17.48  31.18  9.89

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that
     International Discovery is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]
     Highest and Lowest Quarterly Returns
               Quarter Ended 3/31/98      20.49%
               Quarter Ended 9/30/93     -19.91%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                      1       LIFE OF
                                     YEAR      FUND
     ---------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
     ---------------------------------------------------------------------
     International Discovery        17.86%    17.49%
     MSCI EAFE Index                20.00%     8.91%
                                              (index as of 3/31/94)

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century or to reinvest dividends in additional shares.


FUND PROFILE                                            INTERNATIONAL DISCOVERY


        THE FUND CHARGES A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES SOLD WITHIN 180 DAYS OF THEIR PURCHASE. This redemption fee is retained by the fund. It is intended to discourage short-term investment in the fund as well as to decrease the negative impact that short-term investors have on the shareholders remaining in the fund. Otherwise, there are no fees or charges to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

     ----------------------------------------------------------
      SHAREHOLDER FEES
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
     ----------------------------------------------------------
      Redemption Fee
         Shares held less than 180 days              2.0%(1)
         Shares held for 180 days or more            None

        (1)This redemption fee is retained by the fund.

     ----------------------------------------------------------
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     ----------------------------------------------------------
     Management Fee                                  1.68%(1)
     Distribution and Service (12b-1) Fees           None
     Other Expenses(2)                               0.00%
     Total Annual Fund Operating Expenses            1.68%(1)

        (1)Based upon assets at November 30, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

              Assuming you . . .
              *   invest $10,000 in the fund
              *   redeem your shares at the end of the periods shown below
              *   earn a 5% return each year
              *   incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

                1 year       3 years     5 years      10 years
                 $170         $526        $907          $1,971

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the International Discovery team are identified below:

        HENRIK STRABO, Senior Vice President and Portfolio Manager, has been a member of the team that manages International Discovery since its inception in April 1994. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

        MARK S. KOPINSKI, Vice President and Portfolio Manager, has been a member of the team that manages International Discovery since rejoining American Century in April 1997. Before rejoining American Century, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. Prior to 1995, he served as Vice President and Portfolio Manager of American Century. He has a bachelor's degree in business administration from the University of Illinois.

        BRIAN BRADY, Portfolio Manager, has been a member of the team that manages International Discovery since November 1998. He joined American Century in June 1994 as an Investment Analyst and was promoted to Portfolio Manager in November 1998. Prior to joining American Century, he served as a Financial Analyst for Chase Manhattan Bank. He has a bachelor's degree in finance from Georgetown University and an MBA from Columbia University Graduate School of Business.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $10,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.


INTERNATIONAL DISCOVERY                            AMERICAN CENTURY INVESTMENTS


7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in International Discovery for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

        IF YOU SELL SHARES OF INTERNATIONAL DISCOVERY WITHIN 180 DAYS OF THEIR PURCHASE, YOU WILL PAY A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES SOLD.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        International Discovery pays distributions of substantially all of its income once a year, usually in December. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Fund shareholders also may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *  telephone transactions
     *  wire and electronic funds transfers
     *  24-hour Automated Information Line transactions
     *  24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.


FUND PROFILE                                            INTERNATIONAL DISCOVERY


--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS;
ENDOWMENTS; KEOGH; SEP-, SARSEP- AND
SIMPLE-IRA; AND 403(B) SERVICES 1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962


SH-PRF-14841   9901                                     Funds Distributor, Inc.

                                  FUND PROFILE

                                Emerging Markets

                                 INVESTOR CLASS

                                January 15, 1999

                         [american century logo(reg.sm)]
                                    American
                                     Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                            TWENTIETH CENTURY GROUP


                         AMERICAN CENTURY INVESTMENTS
                               EMERGING MARKETS

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Emerging Markets seeks capital growth by investing primarily in equity securities of emerging market companies. The fund considers emerging market companies to be companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for securities of emerging market companies that they believe will increase in value over time. The fund managers use a growth investment strategy developed by American Century that looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

        The fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

        In addition to locating strong companies with accelerating earnings, the fund managers believe that the diversification of the fund's holdings across different countries and geographical regions is important in trying to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

        Additional information about Emerging Markets' investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

     * The value of Emerging Markets' shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

     * As with all funds, at any given time the value of your shares of Emerging Markets may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     * Emerging Markets invests primarily in emerging market companies. Investing in emerging market companies is much riskier than investing in U.S. companies or even investing in foreign securities generally. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the country's financial markets resulting in significant volatility in the fund's investments.

     * In addition to the risks of emerging market companies, there are many risks associated with foreign investing generally. These risks are summarized below:

     Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of Emerging Markets is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.


Emerging Markets                                    American Century Investments


     Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and exert forces that could cause the value of the fund's investments to decrease. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

     Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

     Availability of Information. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing, and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

        In summary, Emerging Markets is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk of investing in emerging market companies. An investment in the fund is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.

     Fund Performance

        The following bar chart shows the actual performance of Emerging Markets' Investor Class shares for each calendar year since the fund's inception on September 30, 1997. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
     CALENDAR YEAR-BY-YEAR RETURNS
                           1998
     Emerging Markets    -18.90%

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Emerging Markets is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]
     Highest and Lowest Quarterly Returns
               Quarter Ended 12/31/98      15.31%
               Quarter Ended  9/30/98     -24.62%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons

                                      1       LIFE OF
                                     YEAR      FUND
     ---------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
     ---------------------------------------------------------------------
     Emerging Markets              -18.90%   -26.68%
     MSCI Emerging Markets
        Free Index                 -25.34%   -32.15%


Fund Profile                                                   Emerging Markets


4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


     ----------------------------------------------------------
      ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     ----------------------------------------------------------
           Management Fee                              2.00%(1)
           Distribution and Service (12b-1) Fees       None
           Other Expenses(2)                           0.00%
           Total Annual Fund Operating Expenses        2.00%(1)

        (1)Based upon assets at November 30, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

              Assuming you . . .
              *   invest $10,000 in the fund
              *   redeem your shares at the end of the periods shown below
              *   earn a 5% return each year
              *   incur the same fund operating expenses shown above
                 . . . your cost of investing in the fund would be:

                  1 year       3 years     5 years      10 years
                   $202         $623       $1,069         $2,305

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Emerging Markets team are identified below:

        MARK S. KOPINSKI, Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since its inception in September 1997. He rejoined American Century in April 1997. Before rejoining American Century, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. Prior to 1995, he served as Vice President and Portfolio Manager of American Century. He has a bachelor's degree in business administration from the University of Illinois.

        MICHAEL J. DONNELLY, Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since its inception in September 1997. He joined American Century in August 1997. From 1993 to 1997, he served as Vice President and Portfolio Manager for Federated Investors, Inc. He has a bachelor of arts from Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management, Northwestern University. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $10,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.


Emerging Markets                                   American Century Investments


7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in the fund for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Emerging Markets pays distributions of substantially all of its income once a year, usually in December. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Fund shareholders also may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *  telephone transactions
     *  wire and electronic funds transfers
     *  24-hour Automated Information Line transactions
     *  24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.


Fund Profile                                                    Emerging Markets


--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS;
ENDOWMENTS; KEOGH; SEP-, SARSEP- AND
SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

SH-PRF-14842   9901                                Funds Distributor, Inc.

                                  FUND PROFILE

                                  Global Growth

                                 INVESTOR CLASS
                                January 15, 1999

                         [american century logo(reg.sm)]
                                    American
                                     Century


--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                            TWENTIETH CENTURY GROUP


                         AMERICAN CENTURY INVESTMENTS
                                 GLOBAL GROWTH

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Global Growth seeks capital growth by investing primarily in U.S. and foreign equity securities of issuers in developed countries.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for securities of both U.S. and international companies that they believe will increase in value over time. The fund managers use a growth investment strategy developed by American Century that looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

        The fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

        Global Growth will have at least 65% of its assets invested at all times in equity securities of issuers in developed countries. The fund considers developed countries to include the United States, Canada, Japan, the United Kingdom, Germany, Austria, France, Italy, Ireland, Spain, Belgium, the Netherlands, Switzerland, Sweden, Finland, Norway, Denmark, Australia and New Zealand. The fund may also invest in securities of issuers in developing countries where the fund managers believe they present an attractive investment opportunity for the fund.

        In addition to locating strong companies with accelerating earnings, the fund managers believe that the diversification of the fund's holdings across different countries and geographical regions is important in trying to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING

 IN THE FUND?

     * The value of Global Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

     * As with all funds, at any given time the value of your shares of Global Growth may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     *    Global  Growth  may  invest a  significant  portion  of its  assets in
          foreign  securities,   which  generally  involve  greater  risks  than
          investing in U.S. securities. These risks are summarized below:

     Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of Global Growth is determined in U.S. dollars. The fund's foreign investments, however, generally are held in the foreign currency of the countries where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

     Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and exert forces that could cause the value of the fund's investments to decrease. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.


GLOBAL GROWTH                                       AMERICAN CENTURY INVESTMENTS


     Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in losses to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

     Availability of Information. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing, and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers. Also, the information which is available could be less reliable than information regarding U.S. issuers.

        In summary, Global Growth is intended for investors who find U.S. and foreign growth securities an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy. An investment in the fund is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ----------------------------------------------------------
      ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     ----------------------------------------------------------
           Management Fee                              1.30%(1)
           Distribution and Service (12b-1) Fees       None
           Other Expenses(2)                           0.00%
           Total Annual Fund Operating Expenses        1.30%(1)

        (1)The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses.

           EXAMPLE

              Assuming you . . .
              *   invest $10,000 in the fund
              *   redeem your shares at the end of the periods shown below
              *   earn a 5% return each year
              *   incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

                           1 year                  3 years
                            $132                    $410

           Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Global Growth team are identified below:

        HENRIK STRABO, Senior Vice President and Portfolio Manager, has been a member of the team that manages Global Growth since its inception in December 1998. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

        BRADLEY AMOILS, Portfolio Manager, has been a member of the team that manages Global Growth since its inception in December 1998. He joined American Century in July 1997 as an Investment Analyst and was promoted to Portfolio Manager in November 1998. Prior to joining American Century, he served as a Securities Analyst for Oppenheimer Funds from January 1996 to June 1997 and an Analyst at Clay Finlay Asset Management from March 1995 to December 1995. He has a bachelor of science and doctorate of medicine from the University of Witwatersrand, Johannesburg, South Africa and an MBA from Columbia University Graduate School of Business.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer


FUND PROFILE                                                      GLOBAL GROWTH


        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in the fund for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Global Growth pays distributions of substantially all of its income once a year, usually in December. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Fund shareholders also may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *  telephone transactions
     *  wire and electronic funds transfers
     *  24-hour Automated Information Line transactions
     *  24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.


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[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS;
ENDOWMENTS; KEOGH; SEP-, SARSEP- AND
SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

SH-PRF-14843   9901                                     Funds Distributor, Inc.